Equity - Additional Information (Detail) € / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2024 EUR (€) € / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid				54,007,711			52,290,212
Nominal value per share | € / shares				€ 0.12
Proceeds from issue of ordinary shares				€ 9,300,000	$ 9,800
Authorized share capital | €				14,100,000
Share capital | €				6,480,925		€ 4,900,000	€ 6,274,833
Proceeds from sales			$ 350,000	632,737		€ 64,084,953
Proceeds from exercise of pre-funded warrants | $		$ 10
Issuance of ordinary shares		1,375,000
Leerink Partners [member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $	$ 175,000
Payments for share issue costs				€ 300,000	$ 300
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid				54,007,711			52,290,212
Sale of shares				593,927
Number of shares authorized				117,500,000
Ordinary shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
At-the-market program providing for sales from time to time | $			$ 75,000